Payroll and social security liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Payroll and Social Security Liabilities

	2022	2021
Non-current
Social security payable	1,581	1,243
	1,581	1,243
Current
Salaries payable	4,050	2,617
Social security payable	4,693	3,499
Provision for vacations	11,487	8,136
Provision for bonuses	9,734	10,799
	29,964	25,051
Total payroll and social security liabilities	31,545	26,294